Interest and Other Income from Continuing Operations	12 Months Ended
Jun. 30, 2021
Disclosure Of Revenue And Other Income From Continuing Operations Explanatory [Abstract]
INTEREST AND OTHER INCOME FROM CONTINUING OPERATIONS

2. INTEREST AND OTHER INCOME FROM CONTINUING OPERATIONS

	Years Ended June 30,
	2021	2020	2019

Interest income
Interest income	20,676	17,117	108,538
Total interest income	20,676	17,117	108,538

Other income
R&D Tax Incentive (1)	4,126,364	-	4,951,167
COVID-19 relief (2)	145,626	122,729	-
Other grant (3)	213,235	-	-
Total other income	4,485,225	122,729	4,951,167

Total interest and other income from continuing operations	4,505,901	139,846	5,059,705

(1)

A 43.5% R&D Tax incentive refundable tax offset, will be available to eligible small companies with an annual aggregate turnover of less than $20 million. In the year ended June 30, 2019, the Group obtained a Commissioner’s Discretion pursuant to subsection 328-126(6) of the Income Tax Assessment Act 1997 regarding the Group’s eligibility to receive the incentive as a refundable cash offset, and recorded $4,951,167 in other income with respect to eligible expenditure under the incentive scheme. The receivable as of June 30, 2019 was subsequently received as cash in the prior period. In the year ended June 30, 2020, the Group did not obtain a Commissioner’s Discretion so did not recognize a receivable and other income of $3,363,433 relating to eligible expenditure for the year ended June 30, 2020. The income tax return for the year ended June 30, 2020 has since been lodged and the R&D Tax Incentive assessed as a non-refundable cash offset. The Group is considering its options, including appealing this assessment. For the year ended June 30, 2021, the Group is eligible to receive the refundable tax offset, so a Commissioner’s Discretion pursuant to subsection 328-126(6) of the Income Tax Assessment Act 1997 was not required and the management has assessed activities and expenditures that are likely to be eligible under the incentive scheme and therefore recorded $4,126,364 in other income.

(2)

The COVID-19 relief relates to government assistance received during the year, from the Australian Governments (at both federal and state level), in response to the economic and financial challenges in the current economy. This COVID-19 relief consists of the eligible cash flow boost grants and state level payroll tax refund and waivers. The Group has recognised this relief as part of government grants in line with IAS 20.

(3)	Other grant relates to the receipt of grant funding awarded by Michael J. Fox Foundation for Parkinson’s Research during the year ended June 30, 2021.